Provisions for pensions and similar obligations (Details Narrative) R$ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)
IfrsStatementLineItems [Line Items]
Actual provision for pensions	R$ 1,775,202	R$ 2,728,126	R$ 3,929,265
Plan Assets As Percentage Of Total Plan Assets Debt Instruments	95.10%	96.68%	97.41%
Properties	0.16%	0.17%	0.17%
Plan Assets As Percentage Of Total Plan Assets Other	4.72%	3.15%	2.45%
Return on plan assets	R$ 1,150,276	R$ 1,198,815	R$ 4,826,845
Banesprev And Other Plan [Member]
IfrsStatementLineItems [Line Items]
Nominal discount rate	0.0944	0.0839	0.068
[custom:InflationRate]	3.0		3.3
[custom:EstimatedLongTermInflationRate]	3.52		3.8
Cabesp And Other Obligation [Member]
IfrsStatementLineItems [Line Items]
Nominal discount rate	0.0964	0.0844	0.071